Trade and Other Receivables and Prepayments (Details) - Schedule of Trade and Other Receivables and Prepayments - ZAR (R) R in Thousands	May 31, 2024	Feb. 29, 2024
Schedule of Detailed Information About Trade and Other Receivables and Prepayments [Abstract]
Trade receivables	R 587,478	R 554,107
Expected credit loss provision	(175,848)	(165,240)
Total trade receivables	411,630	388,867
Other receivables
Deposits	13,663	500,646
Sundry debtors	35,854	24,656
Finance lease receivables	16,251	17,326
Subtotal	477,398	931,495
Prepayments	107,766	55,778
Other taxes	27,742	16,956
Total trade and other receivables and prepayments	612,906	1,004,229
Non-current	17,059	18,831
Current	595,847	985,398
Trade receivables	R 612,906	R 1,004,229